Related Party Transactions - Summary of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenues	€ 23,556	€ 25,322	€ 29,524
Costs	15,102	14,841	20,178
Personnel costs	1,284	860	1,014
Write down and other provisions	6,150
Financial income (expenses)	(20,119)	427	1,803
Zegna Group [Member]
Disclosure of transactions between related parties [line items]
Revenues	1,292,402	1,014,733	1,321,327
Costs	663,238	537,495	681,498
Personnel costs	367,762	282,659	331,944
Write down and other provisions	19,487
Financial income (expenses)	2,066	(13,720)	(15,431)
Associates [member]
Disclosure of transactions between related parties [line items]
Revenues	23,096	25,092	29,503
Costs	7,907	7,675	8,960
Financial income (expenses)	596	471	1,847
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Revenues	460	230	21
Costs	7,195	7,133	11,179
Write down and other provisions	6,150
Financial income (expenses)	(40)	(44)	(44)
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | G Schneider SPA [Member]
Disclosure of transactions between related parties [line items]
Revenues	20	217	10
Costs	5,623	6,683	9,815
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Agnona SRL [Member]
Disclosure of transactions between related parties [line items]
Revenues	373
Costs	(485)
Write down and other provisions	6,150
Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member] | Other Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Revenues	9	13	11
Costs	491	450	1,364
Financial income (expenses)	(40)	(44)	(44)
Other related parties [member]
Disclosure of transactions between related parties [line items]
Costs		33	39
Personnel costs	1,284	860	1,014
Financial income (expenses)	(20,675)
Disposition Entities [Member] | Other Companies Controlled By Monterubello Or Its Shareholders Zegna Directors Or Senior Management [Member]
Disclosure of transactions between related parties [line items]
Revenues	58
Costs	1,566
Tom Ford [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Revenues	23,047	25,088	29,499
Costs	7,730	7,673	8,958
Financial income (expenses)	596	471	1,847
Filati Biagioli Modesto S P A [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Revenues	49
Costs	€ 177
Pelletteria Tizeta [Member] | Associates [member]
Disclosure of transactions between related parties [line items]
Revenues		4	4
Costs		€ 2	€ 2